SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2023	Mar. 28, 2022	Feb. 22, 2022
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Deferred Underwriting fee payable							10,812,500	$ 10,812,500
Federal deposit Insurance corporation coverage limit		250,000		250,000		250,000
Unrecognized tax benefits		$ 0		$ 0		$ 0	$ 0
Purchase price, per unit		$ 11.63		$ 11.63		$ 11.03
Anti-dilutive securities attributable to warrants (in shares)		24,138,333	24,138,333	24,138,333	24,138,333	24,138,333	24,138,333
Unrecognized tax benefits accrued for interest and penalties						$ 0	$ 0
Aspire Biopharma Inc [Member]
Impairment of indefinite lived intangible assets						$ 0
Patents And Trademarks [Member] | Aspire Biopharma Inc [Member]
Long lived intangible assets									$ 4,844,982
Warrant [Member]
Purchase of aggregate shares	24,138,333
Purchase price, per unit	$ 11.50
Class A Ordinary Shares Subject To Possible Redemption [Member]
Ordinary shares subject to possible redemption		577,644		577,644		1,803,729	28,750,000
IPO [Member]
Offering costs		$ 16,418,580		$ 16,418,580		$ 16,418,580
Underwriting fees		5,000,000		5,000,000		5,000,000
Deferred Underwriting fee payable		10,812,500		10,812,500		10,812,500
Other costs		$ 606,080		$ 606,080		$ 606,080
Purchase price, per unit										$ 10.25